BUSINESS COMBINATIONS - Supplemental consolidated financial results of the Group on an unaudited pro forma basis, as if the Clearit Business acquisition had been consummated on January 1, 2021 (Details - USD ($)
$ / shares in Units, $ in Thousands
	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Proforma revenue			$ 13,525	$ 10,934
Proforma loss			$ (16,624)	$ (14,376)
Proforma loss per Ordinary share			$ (3.76)	$ (3.31)
Clearit Customs Services, Inc
Disclosure of detailed information about business combination [line items]
Proforma revenue	$ 9,760	$ 6,408
Proforma loss	$ (10,548)	$ (7,059)
Proforma loss per Ordinary share	$ (1.88)	$ (1.53)